September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$435	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	141	—
Total Asset-Backed Securities — 0.0% (Cost: $41,178)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(b) — 0.8%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(c)	30	28,298
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(c)	27	27,445
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 4.55%, 04/25/67(c)	80	79,223
Series 2022-2, Class A1, 2.99%, 02/25/67	97	92,666
CSMC, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(c)	86	83,781
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(c)	193	170,391
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(c)	154	127,683
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(c)	76	63,310
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(c)	73	60,873
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	81	82,235
JP Morgan Mortgage Trust(c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	90	88,556
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	77	66,108
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(c)	80	69,131
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65(c)	29	27,912
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(c)	78	66,974
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(c)	137	138,186
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(c)	134	134,720
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(c)	77	66,366
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(c)	165	165,955
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(c)	200	178,460
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(c)	99	88,987
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67	69	64,796
Series 2022-3, Class A1, 4.13%, 02/25/67	271	261,063
Series 2024-6, Class A1, 5.80%, 07/25/69	115	116,114
		2,349,233
Commercial Mortgage-Backed Securities — 5.7%
1301 Trust, Series 2025-1301, Class A, 5.23%, 08/11/42(b)(c)	210	212,703
1345 Trust, Series 2025-AOA, Class A, (1-mo. Term SOFR + 1.60%), 5.75%, 06/15/42(b)(c)	450	451,125
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ARES Trust, Series 2025-IND3, Class A, (1-mo. Term SOFR + 1.50%), 5.65%, 04/15/42(b)(c)	$212	$ 212,000
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 6.50%, 08/15/39(b)(c)	135	135,355
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. Term SOFR + 1.80%), 5.95%, 05/15/35(b)(c)	481	482,253
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. Term SOFR + 0.92%), 5.07%, 03/15/37(b)(c)	290	274,787
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A, 4.67%, 10/10/42(b)(c)	510	509,100
BFLD Trust(b)(c)
Series 2025-EWEST, Class A, (1-mo. Term SOFR + 1.55%), 5.70%, 06/15/42	345	346,441
Series 2025-FPM, Class A, 5.01%, 10/10/40	263	264,926
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 03/15/40(b)(c)	489	489,112
BPR Trust(b)
5.67%, 06/05/42	190	195,860
Series 2021-TY, Class A, (1-mo. Term SOFR + 1.16%), 5.32%, 09/15/38(c)	213	212,867
BSTN Commercial Mortgage Trust(b)(c)
04/13/41(d)	145	145,000
Series 2025-1C, Class A, 5.55%, 06/15/44	155	159,064
BX Commercial Mortgage Trust(b)(c)
Class A, (1-mo. Term SOFR + 1.38%), 5.53%, 08/15/42	196	196,633
Series 2024-GPA3, Class A, (1-mo. Term SOFR + 1.29%), 5.44%, 12/15/39	201	201,182
BX Trust(b)(c)
10/15/27(d)	209	209,000
Series 2024-BIO, Class A, (1-mo. Term SOFR + 1.64%), 5.79%, 02/15/41	145	144,773
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 5.64%, 06/15/41	105	105,066
Series 2025-LIFE, Class A, 6.08%, 06/13/47	330	339,871
Series 2025-LUNR, Class A, (1-mo. Term SOFR + 1.50%), 5.65%, 06/15/40	549	550,491
Series 2025-ROIC, Class A, (1-mo. Term SOFR + 1.14%), 5.29%, 03/15/30	90	89,468
Series 2025-TAIL, Class A, (1-mo. Term SOFR + 1.40%), 5.55%, 06/15/35	362	361,434
CENT, Series 2025-CITY, Class A, 5.09%, 07/10/40(b)(c)	335	338,789
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 6.01%, 10/12/40(b)(c)	340	350,436
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 5.99%, 06/15/41(b)(c)	810	807,722
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.67%, 11/15/51(c)	1,885	23,792
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40	177	184,272
DC Trust, Series 2025-LXP, Class A, (1-mo. Term SOFR + 1.59%), 5.74%, 08/15/37(b)(c)	73	73,000
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.32%, 08/10/42(b)(c)	215	218,981
Extended Stay America Trust, Series 2025-ESH, Class A, 10/15/42(b)(c)(d)	190	190,000
GS Mortgage Securities Corp. Trust, Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 6.24%, 03/15/28(b)(c)	280	281,137

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GSAT Trust, Series 2025-BMF, Class A, (1-mo. Term SOFR + 1.50%), 5.65%, 07/15/40(b)(c)	$645	$ 644,963
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(b)(c)	460	475,363
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/42(b)(c)	553	562,960
INV Mortgage Trust, Series 2025-STAY, Class A, (1-mo. Term SOFR + 1.35%), 5.50%, 03/15/42(b)(c)	510	510,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 03/15/40(b)(c)	258	257,580
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. Term SOFR + 1.54%), 5.69%, 12/15/39(b)(c)	147	146,619
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(b)(c)	220	219,392
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	592,516
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 5.56%, 03/15/39(b)(c)	235	234,927
NCMF Trust, Series 2025-MFS, Class A, 5.05%, 06/10/33(b)(c)	493	494,074
NJ WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/35(b)(c)	320	332,177
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 10/15/40(b)(c)(d)	580	578,550
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, (1-mo. Term SOFR + 1.21%), 5.36%, 02/15/42(b)(c)	510	508,713
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/10/42(b)(c)	89	90,580
PRM Trust, Series 2025-PRM6, Class A, 4.63%, 07/05/33(b)(c)	394	392,691
SDAL Trust, Series 2025-DAL, Class A, (1-mo. Term SOFR + 2.44%), 6.59%, 04/15/42(b)(c)	476	480,000
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-mo. Term SOFR + 1.39%), 5.54%, 05/15/39(b)(c)	111	110,723
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)	583	572,205
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,407	65,779
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.53%, 07/15/40(b)(c)	231	236,907
		16,263,359
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	103	17,393
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	16,225	1
		17,394
Security	Par (000)	Value
Principal Only Collateralized Mortgage Obligations(e) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	$77	$ 55,925
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	44	24,938
		80,863
Total Non-Agency Mortgage-Backed Securities — 6.5% (Cost: $18,663,723)		18,710,849
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.1%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	381,822
1.84%, 01/25/36	500	385,503
Federal Home Loan Banks, 1.61%, 01/27/33	300	251,244
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(f)	13,000	10,877,409
		11,895,978
Collateralized Mortgage Obligations — 56.1%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,273	1,371,550
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 5.93%, 08/25/35(c)	18	19,145
Series 2010-134, Class DB, 4.50%, 12/25/40	4,534	4,536,385
Series 2010-136, Class CY, 4.00%, 12/25/40	2,273	2,235,991
Series 2010-47, Class JB, 5.00%, 05/25/30	961	972,859
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,869,960
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,950	2,876,012
Series 2011-99, Class CB, 4.50%, 10/25/41	22,146	22,252,264
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,522,527
Series 2017-90, Class WB, 3.00%, 11/25/47	433	360,661
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.02%, 05/25/48(c)	3,433	2,970,837
Series 2018-50, Class EB, 4.00%, 07/25/48	1,905	1,866,106
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,097,161
Series 2020-79, Class JA, 1.50%, 11/25/50	173	159,370
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	923,868
Series 2022-31, Class BZ, 4.00%, 10/25/51	754	652,216
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 5.46%, 07/25/54(c)	650	651,048
Series 2024-83, Class FA, (30-day Avg SOFR + 1.15%), 5.51%, 10/25/54(c)	781	781,951
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 5.48%, 08/25/54(c)	2,029	2,035,642
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.76%, 02/25/55(c)	6,912	6,961,043
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	104	110,117
Series 2731, Class ZA, 4.50%, 01/15/34	940	941,086
Series 2927, Class BZ, 5.50%, 02/15/35	773	794,318
Series 3745, Class ZA, 4.00%, 10/15/40	1,262	1,220,064
Series 3762, Class LN, 4.00%, 11/15/40	1,995	1,914,743
Series 3780, Class ZA, 4.00%, 12/15/40	2,870	2,750,596
Series 3856, Class PB, 5.00%, 05/15/41	5,086	5,230,443
Series 3963, Class JB, 4.50%, 11/15/41	399	401,542
Series 4016, Class BX, 4.00%, 09/15/41	13,336	13,083,469
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,461,433
Series 4299, Class JY, 4.00%, 01/15/44	1,000	954,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 4398, Class ZX, 4.00%, 09/15/54	$387	$ 358,388
Series 4615, Class LB, 4.50%, 09/15/41	6,183	6,139,141
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,937,690
Series 4774, Class L, 4.50%, 03/15/48	4,292	4,183,426
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,007,091
Series 4921, Class NL, 3.00%, 10/25/49	504	339,799
Series 5230, Class DL, 3.50%, 09/25/44	400	346,816
Series 5249, Class LB, 4.00%, 08/25/52	6,295	6,018,472
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 5.56%, 11/25/54(c)	705	706,169
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 5.66%, 11/25/54(c)	545	548,023
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	375	366,797
Series 2018-4, Class MA, 3.50%, 03/25/58	2,239	2,149,008
Series 2019-1, Class MA, 3.50%, 07/25/58	719	698,379
Series 2019-2, Class MA, 3.50%, 08/26/58	294	284,316
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	12	12,294
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,148	6,025,457
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,199	4,118,124
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,421	8,948,064
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,843	6,002,478
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,693	3,756,367
		161,925,135
Commercial Mortgage-Backed Securities(c) — 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,371	38,009
Series K104, Class X1, 1.23%, 01/25/30	1,303	52,100
Series K105, Class X1, 1.64%, 01/25/30	1,786	97,896
Series K107, Class X1, 1.70%, 01/25/30	1,200	68,724
Series K109, Class X1, 1.69%, 04/25/30	920	53,615
Series K110, Class X1, 1.76%, 04/25/30	368	22,124
Series K113, Class X1, 1.48%, 06/25/30	1,573	83,035
Series K115, Class X1, 1.42%, 06/25/30	1,925	100,318
Series K120, Class X1, 1.12%, 10/25/30	3,823	158,926
Series K122, Class X1, 0.96%, 11/25/30	1,641	60,388
Ginnie Mae
Series 2013-63, Class IO, 0.70%, 09/16/51	2,249	51,432
Series 2014-169, Class IO, 0.59%, 10/16/56	11,506	249,985
		1,036,552
Interest Only Collateralized Mortgage Obligations — 12.7%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	13	436
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.13%, 05/25/36(c)	1,585	164,474
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 1.53%, 12/25/41(c)	9,562	1,041,729
Series 2012-47, Class NI, 4.50%, 04/25/42	131	17,611
Series 2013-10, Class PI, 3.00%, 02/25/43	3,036	365,084
Series 2013-45, Class EI, 4.00%, 04/25/43	1,128	92,182
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 1.78%, 09/25/45(c)	6,443	397,349
Series 2020-12, Class JI, 4.50%, 03/25/50	5,816	1,387,399
Series 2021-13, Class AI, 4.00%, 01/25/49	16,878	3,080,211
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2021-23, Class CI, 3.50%, 07/25/46	$14,899	$ 2,681,408
Series 2021-26, Class AI, 3.50%, 05/25/50	21,670	4,018,566
Series 5119, Class IC, 4.00%, 06/25/51	16,510	3,375,704
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	93	506
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 1.51%, 09/15/41(c)	12,494	1,285,838
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 1.51%, 11/15/41(c)	6,954	677,060
Series 4026, Class IO, 4.50%, 04/15/32	353	21,288
Series 4706, Class IG, 4.00%, 07/15/47	10,709	2,071,249
Series 5013, Class JI, 4.00%, 09/25/50	15,578	3,221,839
Series 5083, Class IN, 4.50%, 07/25/32	7,431	544,390
Series 5116B, Class CI, 3.00%, 06/25/51	15,866	2,133,661
Series 5138, Class IP, 3.00%, 04/25/51	15,005	2,558,037
Series 5236, Class JI, 4.00%, 02/25/52	26,460	3,043,992
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 2.21%, 12/16/39(c)	362	36,162
Series 2011-52, Class MJ, (1-mo. Term SOFR + 6.54%), 2.40%, 04/20/41(c)	1,659	127,585
Series 2012-97, Class JS, (1-mo. Term SOFR + 6.14%), 1.99%, 08/16/42(c)	1,890	67,395
Series 2022-10, Class IT, 3.50%, 01/20/52	10,618	1,605,435
series 2022-60H, Class IH, 2.50%, 02/20/51	19,701	2,799,059
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	2,894	3
		36,815,652
Mortgage-Backed Securities — 48.8%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(g)	25,984	24,546,506
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39(g)	3,093	3,212,107
4.00%, 05/01/39	121	118,965
3.50%, 01/01/46	654	616,624
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	2	1,921
5.00%, 11/15/35 - 10/20/39	769	792,125
6.50%, 12/20/54 - 06/20/55	3,785	3,936,448
6.00%, 04/20/55 - 09/20/55(g)	8,008	8,257,868
7.00%, 06/20/55	607	629,947
5.50%, 07/20/55	724	737,050
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	427	402,206
5.50%, 02/01/33 - 04/01/53	3,668	3,781,373
5.00%, 06/01/33 - 10/14/55(g)(h)	25,001	25,193,246
4.00%, 09/01/33 - 10/01/53(g)	23,859	22,914,448
3.50%, 02/01/35 - 10/14/55(h)	5,168	4,747,737
6.00%, 02/01/36 - 03/01/38	51	52,832
6.50%, 10/01/38 - 10/01/53	1,581	1,650,099
4.50%, 04/01/39 - 07/01/52(g)	9,278	9,140,957
2.50%, 10/16/40(h)	180	169,260
3.00%, 03/01/43 - 10/14/55(h)	34,045	29,954,672
		140,856,391
Principal Only Collateralized Mortgage Obligations(e) — 1.6%
Fannie Mae Interest Strip
Series 337, Class 1, 4.98%, 07/25/33	1,217	1,065,343
Series 397, Class 1, 4.68%, 09/25/39	1,687	1,339,282

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	$6	$ 5,363
Fannie Mae REMICS
Series 2002-13, Class PR, 4.00%, 03/25/32	9	8,874
Series 2011-90, Class AO, 4.41%, 09/25/41	2,856	2,226,332
		4,645,194
Total U.S. Government Sponsored Agency Securities — 123.7% (Cost: $382,429,272)		357,174,902
U.S. Treasury Obligations
U.S. Treasury Bonds(g)
2.25%, 05/15/41	840	622,355
2.75%, 08/15/42 - 11/15/42	950	739,330
2.88%, 05/15/52	1,525	1,088,231
U.S. Treasury Notes
4.25%, 11/30/26 - 06/30/31(g)	2,790	2,824,796
4.38%, 11/30/28	700	715,121
4.00%, 01/31/29 - 02/15/34	820	827,260
4.13%, 03/31/29	450	456,855
4.63%, 04/30/29(g)	2,700	2,786,168
1.13%, 02/15/31	330	288,363
3.73%, 10/31/26(g)	850	853,652
Total U.S. Treasury Obligations — 3.9% (Cost: $11,069,463)		11,202,131
Total Long-Term Investments — 134.1% (Cost: $412,203,636)		387,087,882
Short-Term Securities
Borrowed Bond Agreement — 0.2%
BNP Paribas SA, 4.22%, 10/01/25 (Purchased on 09/30/2025 to be repurchased at $721,074, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $710,209, respectively)	721	720,991

	Shares
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(i)(j)	3,056,539	3,056,539
Total Short-Term Securities — 1.3% (Cost: $3,777,531)		3,777,530
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 135.4% (Cost: $415,981,167)		390,865,412

Security	Par (000)	Value
Borrowed Bonds
U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(k)	$(917)	$ (710,209)
Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(710,209)
TBA Sale Commitments
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.50%, 10/14/55(h)	(28)	(27,156)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(27,239))		(27,156)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 135.1% (Cost: $415,111,581)		390,128,047
Liabilities in Excess of Other Assets — (35.1)%		(101,432,191)
Net Assets — 100.0%		$ 288,695,856

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Zero-coupon bond.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,180,892	$ —	$ (5,124,353)(a)	$ —	$ —	$ 3,056,539	3,056,539	$ 133,353	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.	4.30%(b)	07/10/25	Open	$ 857,438	$ 866,205	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	07/10/25	Open	1,457,250	1,472,150	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	07/10/25	Open	2,249,055	2,272,051	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	07/10/25	Open	605,850	612,045	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	07/10/25	Open	727,938	735,380	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	07/10/25	Open	1,063,688	1,074,563	U.S. Treasury Obligations	Open/Demand
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,948,246	2,953,906	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,889,094	4,898,481	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,692,488	3,699,578	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	7,322,648	7,336,707	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,867,338	4,876,684	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,379,862	2,384,432	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,186,962	3,193,081	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,888,811	4,898,198	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	16,585,940	16,619,808	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,040,813	3,046,651	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	4,693,035	4,702,046	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	5,184,189	5,194,143	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 70,640,645	$ 70,836,109

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	158	12/19/25	$ 17,775	$ 97,838
5-Year U.S. Treasury Note	100	12/31/25	10,917	(2,621)
				95,217
Short Contracts
10-Year U.S. Ultra Long Treasury Note	118	12/19/25	13,579	(191,947)
U.S. Long Bond	106	12/19/25	12,362	(270,709)
2-Year U.S. Treasury Note	50	12/31/25	10,418	(8,672)
				(471,328)
				$ (376,111)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (1,455)	$ —	$ (1,455)
0.18%	Quarterly	1-day FEDL, 4.09%	Quarterly	N/A	10/21/25	USD	137	1,437	—	1,437
								$ (18)	$ —	$ (18)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	18,710,848	1	18,710,849
U.S. Government Sponsored Agency Securities	—	357,174,902	—	357,174,902
U.S. Treasury Obligations	—	10,348,479	—	10,348,479
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Borrowed Bond Agreement	$ —	$ 720,991	$ —	$ 720,991
Money Market Funds	3,056,539	—	—	3,056,539
Long-Term Investments
U.S. Treasury Obligations	—	853,652	—	853,652
Liabilities
Investments
Borrowed Bonds	—	(710,209)	—	(710,209)
TBA Sale Commitments	—	(27,156)	—	(27,156)
	$3,056,539	$387,071,507	$1	$390,128,047
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 97,838	$ 1,437	$ —	$ 99,275
Liabilities
Interest Rate Contracts	(473,949)	(1,455)	—	(475,404)
	$(376,111)	$(18)	$—	$(376,129)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $70,836,109 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
FEDL	Fed Funds Effective Rate
IO	Interest Only
MTN	Medium-Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced